Loans and borrowings - Summary of Loans and borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,444,303	$ 1,425,633
Current maturities	(142,484)	(196,602)
Loans and borrowings long-term	1,301,819	1,229,031
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	33,300
Borrowing due through 2034 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	983,138
Borrowing due through 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		896,607
Borrowing due through 2022 [member]
Disclosure of detailed information about borrowings [line items]
Loan payable		50,014
Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	191,132	235,632
Senior Convertible Notes Due Through 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 270,033	$ 243,380
Effective interest rates of borrowings	14.68%	14.68%
Bottom of range [member] | Borrowing due through 2034 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.73%
Bottom of range [member] | Borrowing due through 2033 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		0.97%
Bottom of range [member] | Borrowing due through 2029 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	4.97%	0.31%
Top of range [member] | Borrowing due through 2034 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.95%
Top of range [member] | Borrowing due through 2033 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		3.70%
Top of range [member] | Borrowing due through 2029 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	6.35%	1.47%